UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21724

AllianzGI International & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	February 28, 2014

Date of reporting period:	May 31, 2013

Item 1: Schedule of Investments

AllianzGI International & Premium Strategy Fund Schedule of Investments

May 31, 2013 (unaudited)

Shares		Value*
COMMON STOCK - 94.7%
Australia - 3.1%
55,687	BHP Billiton Ltd.	$1,817,994
189,217	Downer EDI Ltd.	666,783
18,601	Newcrest Mining Ltd.	254,126
9,801	Rio Tinto Ltd.	507,727
		3,246,630
Belgium - 0.8%
27,391	Euronav NV (b)	149,526
25,259	Tessenderlo Chemie NV	717,758
		867,284
China - 4.6%
2,361,000	China Citic Bank Corp. Ltd., Class H	1,263,951
1,316,000	China Minsheng Banking Corp. Ltd., Class H	1,607,850
1,556,000	PetroChina Co., Ltd., Class H	1,802,508
465,000	Real Nutriceutical Group Ltd.	148,751
		4,823,060
Denmark - 0.5%
9,950	FLSmidth & Co. A/S	496,389
4,800	Vestas Wind Systems A/S (b)	69,870
		566,259
Finland - 0.6%
178,126	Nokia Oyj (b)	595,885

France - 5.8%
19,616	Alstom S.A.	738,292
27,495	BNP Paribas S.A.	1,608,995
9,219	Electricite de France S.A.	209,198
118,394	France Telecom S.A.	1,200,706
14,943	Peugeot S.A. (b)	131,558
36,497	Total S.A.	1,824,242
22,107	Vivendi S.A.	432,686
		6,145,677
Germany - 4.9%
11,500	Aixtron SE N.A. (b)	204,009
21,187	Daimler AG	1,345,671
15,459	Deutsche Boerse AG	996,606
38,991	E.ON SE	657,042
34,176	K&S AG	1,439,998
16,213	RWE AG	553,196
		5,196,522
Greece - 0.0%
2,902	National Bank of Greece S.A. (b)	19,400

Hong Kong - 2.2%
425,000	Cathay Pacific Airways Ltd.	788,479
159,500	Kerry Properties Ltd.	647,618
586,000	New World Development Co., Ltd.	928,769
		2,364,866
Ireland - 0.0%
48,618	Permanent TSB Group Holdings PLC (b)	2,212

Italy - 2.4%
271,908	Enel SpA	1,023,438
66,956	Eni SpA	1,522,680
		2,546,118
Japan - 31.3%
109,000	Ajinomoto Co., Inc.	1,500,684
684,000	ANA Holdings, Inc.	1,435,570
20,400	Central Japan Railway Co.	2,245,996
88,500	Daiei, Inc. (b)	274,122
72,000	Daihatsu Motor Co., Ltd.	1,527,268

AllianzGI International & Premium Strategy Fund Schedule of Investments

19,700	Daiichi Sankyo Co., Ltd.	$323,436
29,500	Daikin Industries Ltd.	1,279,091
197,900	ITOCHU Corp.	2,452,493
133,000	Kawasaki Kisen Kaisha Ltd.	262,612
23,800	KDDI Corp.	1,073,712
64,000	Kinden Corp.	511,780
34,000	Kirin Holdings Co., Ltd.	553,830
147,000	Mitsui OSK Lines Ltd. (b)	522,090
27,300	Mitsumi Electric Co., Ltd. (b)	183,736
22,000	Nikon Corp.	577,341
1,300	Nintendo Co., Ltd.	128,383
48,700	Nippon Telegraph & Telephone Corp.	2,401,883
450,000	Nippon Yusen KK	1,153,754
1,537	NTT DoCoMo, Inc.	2,245,582
10,900	Oriental Land Co., Ltd.	1,486,224
62,200	Otsuka Holdings Co., Ltd.	1,995,268
81,900	Resona Holdings, Inc.	367,368
36,200	Sankyo Co., Ltd.	1,588,826
36,500	Shima Seiki Manufacturing Ltd.	818,334
545,900	Sojitz Corp.	940,861
87,500	Sumitomo Corp.	1,093,990
16,700	Sumitomo Mitsui Financial Group, Inc.	659,312
29,200	Tokai Rika Co., Ltd.	538,745
48,300	Toyota Motor Corp.	2,818,755
		32,961,046
Norway - 2.7%
63,200	Yara International ASA	2,822,142

Singapore - 0.8%
99,000	Singapore Airlines Ltd.	838,841

Spain - 6.3%
5,517	ACS Actividades de Construccion y Servicios S.A.	154,257
260,361	Banco Santander S.A.	1,862,162
162,409	Iberdrola S.A.	878,482
226,669	Mapfre S.A.	814,458
216,087	Telefonica S.A. (b)	2,973,131
		6,682,490
Sweden - 1.8%
95,400	Nordea Bank AB	1,172,084
20,850	Oriflame Cosmetics S.A., SDR	690,490
		1,862,574
Switzerland - 2.6%
101,818	ABB Ltd. (b)	2,227,767
6,148	Nestle S.A.	407,272
331	Zurich Insurance Group AG (b)	87,538
		2,722,577
United Kingdom - 24.3%
17,062	Alent PLC	96,074
32,097	Anglo American PLC	735,416
56,269	BAE Systems PLC	343,974
98,123	Barclays PLC	470,022
67,080	BHP Billiton PLC	1,928,894
302,677	BP PLC	2,163,294
12,796	GlaxoSmithKline PLC	331,073
53,500	ICAP PLC	295,799
26,250	Imperial Tobacco Group PLC	941,974
625,260	Old Mutual PLC	1,931,007
22,080	Rio Tinto PLC	943,053
13,344	Royal Bank of Scotland Group PLC (b)	67,382
76,148	Royal Dutch Shell PLC, Class A	2,534,271
64,079	Royal Dutch Shell PLC, Class B	2,208,989
265,208	Stagecoach Group PLC	1,185,902
73,357	Standard Chartered PLC	1,698,537
213,520	Standard Life PLC	1,263,147
17,062	Vesuvius PLC	98,082
1,536,950	Vodafone Group PLC	4,454,249
462,495	WM Morrison Supermarkets PLC	1,921,171
		25,612,310
Total Common Stock (cost-$184,666,427)		99,875,893

AllianzGI International & Premium Strategy Fund Schedule of Investments

RIGHTS - 0.0%
Greece - 0.0%
2,902	National Bank of Greece S.A. (b) (cost-$239,409)	$3,017

Principal Amount (000s)

Repurchase Agreements - 4.7%
$4,910	State Street Bank & Trust Co., dated 5/31/13, 0.01%, due 6/3/13, proceeds $4,910,004; collateralized by Freddie Mac, 3.00%, due 8/6/20, valued at $5,012,994 including accrued interest (cost-$4,910,000)	4,910,000

Total Investments (cost-$189,815,836) (a)(c)-99.4%		104,788,910
Other assets less liabilities-0.6%		604,837
Net Assets-100.0%		$105,393,747

Schedule of Investments

AllianzGI International & Premium Strategy Fund

May 31, 2013 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of May 31, 2013 were as follows:

Oil, Gas & Consumable Fuels	11.5%
Commercial Banks	10.3%
Wireless Telecommunication Services	7.3%
Diversified Telecommunication Services	6.7%
Metals & Mining	5.9%
Automobiles	5.6%
Chemicals	4.9%
Trading Companies & Distributors	4.2%
Insurance	3.9%
Road & Rail	3.2%
Airlines	2.9%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Leisure Equipment & Products	2.0%
Electric Utilities	2.0%
Marine	1.9%
Food & Staples Retailing	1.8%
Food Products	1.8%
Real Estate Management & Development	1.5%
Hotels, Restaurants & Leisure	1.4%
Building Products	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Diversified Financial Services	0.9%
Tobacco	0.9%
Machinery	0.9%
Personal Products	0.9%
Commercial Services & Supplies	0.6%
Communications Equipment	0.6%
Beverages	0.5%
Auto Components	0.5%
Aerospace & Defense	0.3%
Capital Markets	0.3%
Multi-line Retail	0.3%
Semiconductors & Semiconductor Equipment	0.2%
Electronic Equipment, Instruments & Components	0.2%
Software	0.1%
Repurchase Agreements	4.7%
Other assets less liabilities	0.6%
100.0%

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Securities with an aggregate value of $99,628,081, representing 94.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)

At May 31, 2013, the cost basis of portfolio securities for federal income tax purposes was $189,939,092. Gross unrealized appreciation was $1,051,600; gross unrealized depreciation was $86,201,782; and net unrealized depreciation was $85,150,182. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•      Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•      Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at May 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/13
Investments in Securities - Assets
Common Stock:
Belgium	$149,526	$717,758	—	$867,284
Ireland	2,212	—	—	2,212
United Kingdom	96,074	25,516,236	—	25,612,310
All Other	—	73,394,087	—	73,394,087
Rights	3,017	—	—	3,017
Repurchase Agreements	—	4,910,000	—	4,910,000
Totals	$250,829	$104,538,081	—	$104,788,910

Limited Access

At May 31, 2013, there were no transfers between Levels 1 and 2.

Glossary:

SDR - Swedish Depository Receipt

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI International & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 18, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 18, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 18, 2013